DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments

The estimated fair values of the Group’s financial instruments are:

	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	34.0	34.0	44.6	44.6
Receivables	42.5	42.5	46.4	46.4
Related party receivables	64.0	64.0	74.1	74.1
Non-current investments	155.5	155.5	164.8	164.8

Financial liabilities
Long-term loans	492.5	492.5	—	—
Accounts payable and provisions	159.7	159.7	165.7	165.7
Related party payables	2,000.7	2,000.7	2,653.1	2,653.1

Financial Assets Measured at Fair Value by Level

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification (“ASC”) fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2012		December 31, 2011
	Environmental Trust Funds	Unlisted investments	Environmental Trust Funds	Unlisted investments
Level 1	125.3	—	113.1	—
Level 2	30.0	—	39.0	—
Level 3	—	0.2	—	0.2

	155.3	0.2	152.1	0.2